Class A Ordinary Shares Subject to Possible Redemption	3 Months Ended
Mar. 31, 2022
Temporary Equity Disclosure [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 7 — Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares
— The Company is authorized to issue up to 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. At each of March 31, 2022 and December 31, 2021 there were 34,500,000 issued and outstanding. Of the issued and outstanding Class A ordinary shares, 34,500,000 shares are subject to possible redemption at March 31, 2022 and, therefore, classified outside of permanent equity. At March 31, 2022 and December 31, 2021, all Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets.